Property and Equipment, Net	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 9 – Property and equipment, net

Property and equipment consist of the following:

	June 30, 2019	June 30, 2018
Office equipment and furniture	$296,767	$284,422
Vehicle	143,411	-
Leasehold improvements	164,815	110,466
Less: accumulated depreciation and amortization	(381,608)	(259,206)
Total	$223,385	$135,682

Depreciation and amortization expense for the years ended June 30, 2019, 2018 and 2017 amounted to $133,621, $78,514 and $93,403, respectively. The Company disposed of certain fixed asset and incurred a loss from disposal in the amount of $78, $280 and $62,556 for the years ended June 30, 2019, 2018 and 2017, respectively.